Equity - Summary Of Dividends Distribution (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Dividends [Abstract]
Net income	R$ 1,089,484	R$ 465,330	R$ 423,541
Total dividends	500,000	200,000	314,998
At January 1		125,000
Amount recognized in the year	500,000	200,000	314,998
Dividends paid in the year	(500,000)	R$ (325,000)	R$ (189,998)
At December 31	R$ 125,000